OMB APPROVAL
OMB Number: 3235-0570 Expires: Nov. 30, 2005 Estimated average burden hours per response: 5.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

___________________________________

Evergreen Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

________________________

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the year ended May 31, 2003. This series has a 5/31 fiscal year end

Date of reporting period: 5/31/2003

_______________

Item 1 - Reports to Stockholders.

Evergreen

INTERMEDIATE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2003

Evergreen Investments
MUTUAL FUNDS

table of contents

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

5	PORTFOLIO MANAGER COMMENTARY

6	FINANCIAL HIGHLIGHTS

8	SCHEDULE OF INVESTMENTS

14	STATEMENT OF ASSETS AND LIABILITIES

15	STATEMENT OF OPERATIONS

16	STATEMENTS OF CHANGES IN NET ASSETS

18	NOTES TO FINANCIAL STATEMENTS

22	INDEPENDENT AUDITORS’ REPORT

23	ADDITIONAL INFORMATION

24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue,10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

July 2003

Dear Evergreen Shareholder,

We are pleased to provide the annual report for Evergreen Intermediate Municipal Bond Fund, which covers the 12-month period ended May 31, 2003.

Investors in the municipal bond market have generally benefited from the uncertainty and events that have undermined other segments of the capital market. Uncertainty over the strength of the economic recovery and fears of war and terror, combined to challenge equity investments as well as certain segments of the fixed income market. While periodic strength in stocks competed with bonds for investment dollars, those investors employing proper diversification strategies managed to weather the volatility on a relative basis. Particularly in the municipal market, those investors who paid heed to maturity and quality during the volatility were able to manage risks effectively. While many other areas within the financial markets remained in turmoil, many municipal bond investors benefited from falling yields due in part to uncertain geopolitical risks, an uneven economic recovery, and continued volatility in the equity markets.

Several developments occurred over the past year and these trends may continue in coming months. First, the weaker than expected recovery has resulted in lower tax receipts for most municipalities, increasing the need for new debt issuance. Second, the increased supply was met by healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets placed their assets in less volatile securities. This enabled many tax-free bond funds to perform well.

Dennis H. Ferro
President and Chief
Investment Officer

LETTER TO SHAREHOLDERS continued

So far 2003 has not offered compelling arguments for a surge in economic growth. Despite low rates and the tax law changes, investor sentiment remains guarded, as the just concluded war with Iraq and concerns over terrorism are keeping some investors on the sidelines. With the prospects for moderate economic growth, declining tax revenues, and many municipalities needing resources to fund programs, issuance could once again increase in the coming year. The degree of clarity on the geopolitical situation will determine whether or not this issuance is met with investor demand. If investors continue to underweight stocks, the increased issuance should not dilute opportunities within the municipal bond market. If investors sense an end to the global turmoil, demand may not satisfy supply.

Until economic growth improves in conjunction with the clarity on the geopolitical situation in the second half of the year, we expect interest rates to remain near 40-year lows. Unemployment rates in the range of 6% and global tensions should keep the Federal Reserve accommodative for the remainder of 2003. As the markets sense an improved outlook, though, interest rates could begin a gradual climb in the second half of the year. We believe those portfolios adopting long-term defensive strategies involving quality and yield should be adequately positioned for this scenario.

LETTER TO SHAREHOLDERS continued

Please visit our Web site,

EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab.

Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of May 31, 2003

Richard K. Marrone
Tax-Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 1/31/1984
Class inception date	Class I 11/24/1997	Class IS 3/2/1998

Average annual return
1 year	6.88%	6.61%

5 year	3.93%	3.67%

10 year	4.77%	4.51%

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Intermediate Municipal Bond Fund Class I shares, (1) versus a similar investment in the Lehman Brothers 7-Year Municipal Bond Index (LB7YMBI) and the Consumer Price Index (CPI).

The LB7YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 6.88% for the 12-month period ended May 31, 2003. During the same period, the fund’s benchmark, Lehman Brothers 7-Year Municipal Bond Index returned 10.66%.

During the period we made no significant changes to the fund. We added to the fund’s position in healthcare bonds, with an emphasis on hospital issues. We also concentrated on housing and revenue bonds. Generally speaking, we focused on high coupon defensive bonds in the intermediate maturity range in order to capture yield.

For the period, the fund’s average credit quality was AA and the average duration was about 5.0 years. As we look ahead further into 2003, we believe the pace of the economic recovery and the performance of the stock market are likely to affect the municipal bond market and the fund. If economic growth continues in the doldrums, there is a possibility that the Federal Reserve Board will continue lowering interest rates.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 03/31/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of May 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended September 30,

CLASS I	2003	2002(1)		2001	2000	1999	1998(2)

Net asset value, beginning of period	$60.43	$62.08		$60.44	$61.33	$67.11	$64.84

Income from investment operations
Net investment income	2.92	2.08		3.12	2.99	2.97	2.57
Net realized and unrealized gains or losses on securities	1.14	(1.65)		1.64	(0.89)	(4.89)	2.27

Total from investment operations	4.06	0.43		4.76	2.10	(1.92)	4.84

Distributions to shareholders from
Net investment income	(2.94)	(2.08)		(3.12)	(2.99)	(2.97)	(2.57)
Net realized gains	0	0		0	0	(0.89)	0

Total distributions to shareholders	(2.94)	(2.08)		(3.12)	(2.99)	(3.86)	(2.57)

Net asset value, end of period	$61.55	$60.43		$62.08	$60.44	$61.33	$67.11

Total return	6.88%	0.73%		8.05%	3.58%	(3.00%)	7.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$516,440	$540,800		$576,388	$611,279	$704,474	$746,874
Ratios to average net assets
Expenses(3)	0.67%	0.62	%(4)	0.62%	0.63%	0.57%	0.62	%(4)
Net investment income	4.79%	5.14	%(4)	5.07%	4.98%	4.59%	4.59	%(4)
Portfolio turnover rate	23%	20%		37%	66%	97%	47%

(1)

For the eight months ended May 31, 2002. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2002.

(2)

For the period from November 24, 1997 (commencement of class operations), to September 30, 1998.

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,				Year Ended September 30,

CLASS IS	2003	2002(1)		2001	2000	1999	1998(2)

Net asset value, beginning of period	$60.43	$62.08		$60.44	$61.33	$67.11	$65.91

Income from investment operations
Net investment income	2.76	1.98		2.97	2.84	2.81	1.66
Net realized and unrealized gains or losses on securities	1.14	(1.65)		1.64	(0.89)	(4.89)	1.20

Total from investment operations	3.90	0.33		4.61	1.95	(2.08)	2.86

Distributions to shareholders from
Net investment income	(2.78)	(1.98)		(2.97)	(2.84)	(2.81)	(1.66)
Net realized gains	0	0		0	0	(0.89)	0

Total distributions to shareholders	(2.78)	(1.98)		(2.97)	(2.84)	(3.70)	(1.66)

Net asset value, end of period	$61.55	$60.43		$62.08	$60.44	$61.33	$67.11

Total return	6.61%	0.56%		7.78%	3.32%	(3.24%)	4.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,624	$11,647		$9,394	$7,760	$5,863	$4,736
Ratios to average net assets
Expenses(3)	0.93%	0.88	%(4)	0.88%	0.88%	0.83%	0.89	%(4)
Net investment income	4.55%	4.91	%(4)	4.83%	4.77%	4.41%	4.35	%(4)
Portfolio turnover rate	23%	20%		37%	66%	97%	47%

(1)

For the eight months ended May 31, 2002. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2002.

(2)

For the period from March 2, 1998 (commencement of class operations), to September 30, 1998.

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS 88.5%
AIRPORT 8.1%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.375%, 04/01/2021	BBB	$3,750,000	$3,928,800
Denver, CO City & Cnty. Arpt. RB, Ser. D, 7.75%, 11/15/2013	A	9,405,000	11,991,281
Hawaii Arpt. Sys. RB, Ser. B, 6.50%, 07/01/2014	AAA	14,095,000	16,956,285
Hillsborough Cnty., FL Aviation Auth. RB, 5.50%, 10/01/2015	NA	2,500,000	3,188,600
Wichita, KS Arpt. Auth. Facs. RB, Cessna Citation Service Ctr., Ser. A, 6.25%, 06/15/2032	A–	6,500,000	6,754,150

			42,819,116

CONTINUING CARE RETIREMENT COMMUNITY 3.1%
Clarence, NY IDA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044	Aaa	2,750,000	3,030,610
Connecticut Dev. Auth. RRB, Church Homes, Inc. Proj.:
5.40%, 04/01/2007	BBB	1,220,000	1,240,411
5.70%, 04/01/2012	BBB	1,675,000	1,668,886
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	NR	1,380,000	1,380,069
Fellowship Village Proj., Ser. A:
5.20%, 01/01/2009	BBB–	530,000	556,394
5.30%, 01/01/2010	BBB–	585,000	613,776
Franciscan Oaks Proj.:
5.60%, 10/01/2012	NR	2,620,000	2,546,037
5.70%, 10/01/2017	NR	1,215,000	1,127,253
Keswick Pines Proj.:
5.60%, 01/01/2012	NR	900,000	887,310
5.70%, 01/01/2018	NR	3,550,000	3,433,844

			16,484,590

EDUCATION 5.5%
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj., 6.375%, 07/01/2023	BBB	1,000,000	1,084,830
Massachusetts Edl. Fin. Auth. RRB, Ser. A, 5.50%, 12/01/2007	AAA	7,100,000	8,051,258
Montgomery Cnty., PA Higher Ed. Auth. RB, Beaver College Proj., 5.80%, 04/01/2016	AAA	4,000,000	4,487,800
New York Dormitory Auth. RB, Ser. A, 5.50%, 05/15/2013	AA–	13,000,000	15,483,520

			29,107,408

ELECTRIC REVENUE 3.4%
Central Valley, CA Fin. Auth. RB, Co-Generation Proj., 6.00%, 07/01/2009	BBB	8,950,000	9,147,885
Maricopa Cnty., AZ PCRRB, El Paso Elec. Proj., 6.375%, 08/01/2015	BB+	8,500,000	8,677,225

			17,825,110

ESCROW 2.4%
Beaver Falls, PA Muni. Auth. RB, 9.125%, 08/01/2005	NR	680,000	792,656
Heartland Consumer Pwr. Dist. RB, 7.00%, 01/01/2016	AAA	4,790,000	5,956,557
Illinois Hlth. Facs. Auth. RB, Mercy Hosp.& Medical Ctr. Proj.,
10.00%, 01/01/2015	NR	4,190,000	6,018,348

			12,767,561

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION-LOCAL 4.7%
New York, NY GO:
5.13%, 08/01/2013	AAA	$5,000,000	$6,182,400
Ser. A, 5.875%, 08/01/2003	A	5,535,000	5,577,177
Ser. A, 6.25%, 08/01/2010	A	2,500,000	2,839,350
Ser. A, 6.25%, 08/01/2011	A	3,000,000	3,363,600
Ser. C, 6.50%, 02/01/2008	A	5,795,000	6,725,213

			24,687,740

HOSPITAL 16.3%
Alamogordo, NM Hosp. RB, 5.00%, 01/01/2008	A–	4,850,000	5,256,090
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	AA	5,000,000	5,518,000
Gregg Cnty. TX Hlth. Facs. Dev. RB:
Ser. A, 6.75%, 10/01/2017	BBB	1,505,000	1,652,550
Ser. A, 6.75%, 10/01/2018	BBB	1,595,000	1,751,486
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	A	5,730,000	6,267,073
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Hosp., 5.65%, 10/01/2016	A	4,850,000	5,185,814
Iowa Fin. Auth. RRB, Trinity Hlth. Proj., Ser. B, 5.75%, 12/01/2015	AA–	4,240,000	4,760,078
Michigan Hosp. Fin. Auth. RB, Trinity Hlth. Proj.:
Ser. A, 6.00%, 12/01/2013	AA–	4,675,000	5,412,668
Ser. A, 6.00%, 12/01/2014	AA–	4,865,000	5,580,982
New Hampshire Hlth. & Ed. Facs. RB, 6.00%,10/01/2016	A+	1,000,000	1,124,990
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr.:
6.00%, 07/01/2012	A–	3,000,000	3,492,960
6.25%, 07/01/2017	A–	2,000,000	2,277,780
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.25%, 01/15/2017	A	5,535,000	6,204,846
Shawnee, OK Hosp. Auth. RRB, Midamerica Healthcare Proj., 6.125%, 10/01/2014	BBB	8,500,000	8,627,245
Wichita, KS Hosp. RRB, Ser. 11, 6.75%, 11/15/2014	A+	5,840,000	6,798,461
Wisconsin Hlth. & Edl. Facs. Auth. RB:
6.00%, 08/15/2014	A	1,000,000	1,134,690
Med. College, Inc. Proj., 5.95%, 12/01/2015	A	6,865,000	7,055,504
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	A	7,500,000	8,248,050

			86,349,267

HOUSING 14.2%
California HFA RB:
Ser. A, 7.55%, 08/01/2003	A+	2,335,000	2,355,968
Ser. L, 0.00%, 08/01/2027 *	AAA	4,570,000	1,223,481
Chicago, IL SFHRB:
Ser. A, 6.375%, 10/01/2033	AAA	4,570,000	5,144,540
Ser. B, 4.00%, 10/01/2033	AAA	1,000,000	1,078,750
Jefferson Parish, LA Home Mtge. Auth. SFHRRB, Ser. B-1, 6.75%, 06/01/2030	AAA	1,565,000	1,755,445

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044	AAA	$1,750,000	$1,963,692
Massachusetts HFA RB, Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	AAA	520,000	531,206
Michigan Hsg. Dev. Auth. RB, 9.05%, 10/01/2015	AA–	6,005,000	6,688,009
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	AA+	4,050,000	4,295,713
Mississippi Home Corp. SFHRB, Ser. H, Class 6, 6.70%, 12/01/2029	NR	3,720,000	3,922,703
Missouri Hsg. Dev. Commission SFHRB:
Ser. A-1, 7.50%, 03/01/2031	AAA	1,265,000	1,350,489
Ser. C-1, 6.95%, 09/01/2030	AAA	4,960,000	5,259,881
Nevada Hsg. Division SFHRB, Ser. A-1, 7.55%, 10/01/2010	AA	80,000	80,222
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	NR	1,365,000	1,453,493
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A-2, 7.10%, 09/01/2030	AAA	1,460,000	1,678,606
Ser. E-2, 6.55%, 09/01/2031	AAA	5,440,000	6,238,809
New York Hsg. Fin. Service Contract RB, Ser. C, 5.875%, 09/15/2014	AA–	5,085,000	5,217,312
Ohio HFA Mtge. RB, Ser. C, 5.625%, 03/01/2032, (LOC: GNMA)	Aaa	5,005,000	5,473,818
Oklahoma HFA SFHRB, Ser. D-1, 7.10%, 09/01/2016	NR	1,655,000	1,822,138
Sedgwick & Shawnee Cntys., KS SFHRB, 5.95%, 12/01/2033	Aaa	3,135,000	3,450,883
Sedgwick Cnty., KS SFHRB, 4.00%, 12/01/2034	Aaa	3,000,000	3,194,550
Smyrna, TN Hsg. Assn. MHRB, Ser. A, 6.45%, 10/20/2035, (LOC: GNMA)	AAA	8,980,000	10,144,437
Texas Dept. of Hsg. & Community Affairs MHRB, Ser. A, 5.55%, 01/01/2005	A	980,000	995,239

			75,319,384

INDUSTRIAL DEVELOPMENT REVENUE 8.0%
Boston, MA IDA RB, Pilot Seafood Proj., 5.875%, 04/01/2030	AA–	4,890,000	5,303,254
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., 1.90%, 03/01/2029	BBB	6,500,000	6,500,000
Hodgkins, IL Env. RB, MBM Proj., 6.00%, 11/01/2015	A–	7,000,000	7,587,160
Lower Colorado River Auth. TX PCRB, 6.375%, 04/01/2027	A–	6,200,000	6,503,366
Mason Cnty., WV PCRB, Appalachian Pwr. Co. Proj., Ser. I, 6.85%, 06/01/2022	BBB	3,000,000	3,033,240
Niagara Cnty., NY IDA RRB, Ser. B, 5.55%, 11/15/2024	BBB	5,000,000	5,380,750
Oakes, ND IDRB, Omniquip Intl., Inc. Proj., 5.80%, 02/01/2014	NR	3,740,000	3,801,934
Ohio Solid Wst. RB, Ohio Wtr. Dev. Auth., 4.85%, 11/01/2022	BBB	1,000,000	1,053,970
Toledo, OH Port Auth. RB, 5.90%, 12/01/2015	NR	3,000,000	3,069,630

			42,233,304

LEASE 4.2%
Denver, CO City & Cnty. Arpt. RB, Rental Car Proj., Ser. A, 6.00%, 01/01/2011	AAA	3,025,000	3,422,304
Texas Natl. Research Lab. Commission RB, 6.95%, 12/01/2012	AAA	15,000,000	18,813,600

			22,235,904

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.5%
Port Auth. of NY & NJ RB, Ser. 4, 6.75%, 10/01/2011	NR	$2,500,000	$2,633,975

PUBLIC FACILITIES 2.0%
Colorado Edl. & Cultural Facs. RB:
5.50%, 04/01/2009	BBB+	365,000	407,253
5.50%, 04/01/2010	BBB+	390,000	433,906
5.50%, 04/01/2011	BBB+	410,000	456,096
5.75%, 04/01/2013	BBB+	200,000	224,716
5.75%, 04/01/2014	BBB+	215,000	239,374
Dauphin Cnty., PA General Auth. RB:
Ser. A, 5.50%, 01/15/2008	NR	7,865,000	4,162,001
Ser. A, 5.75%, 01/15/2010	NR	3,950,000	2,023,348
Hartford, CT Parking Systems RB, Ser. A, 6.50%, 07/01/2025	BBB	2,740,000	2,957,145

			10,903,839

RESOURCE RECOVERY 1.0%
Braxton Cnty., WV Solid Wst. Disposal Resource Recovery RB,
Weyerhaeuser Co. Proj., 6.50%, 04/01/2025	BBB	5,000,000	5,166,000

SALES TAX 1.6%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	AAA	8,000,000	8,676,080

SOLID WASTE 1.0%
Niagara Cnty., NY IDA Solid Wst. Disposal RRB, Ser. C, 5.625%, 11/15/2014	BBB	5,000,000	5,339,950

SPECIAL TAX 0.2%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. B, 5.75%, 12/15/2005	NA	1,225,000	1,331,281

STUDENT LOAN 3.3%
Alaska Student Loan Corp. RB:
Ser. A, 5.80%, 07/01/2012	AAA	2,935,000	3,243,204
Ser. A, 5.85%, 07/01/2013	AAA	3,285,000	3,618,132
Ser. A, 5.90%, 07/01/2014	AAA	3,600,000	3,951,252
Arkansas Student Loan Auth. RB, Ser. B, 5.35%, 06/01/2009	A	6,465,000	6,917,356

			17,729,944

TOBACCO REVENUE 3.0%
Golden State Tobacco Securitization Corp., Ser. A-3, 7.875%, 06/01/2042	A–	16,000,000	16,000,000

TRANSPORTATION 0.7%
Chicago, IL Motor Fuel Tax RB, Ser. A, 5.25%, 01/01/2028	AAA	3,500,000	3,762,255

UTILITY 0.8%
Grand Prairie, TX Metro. Util. RB, 6.50%, 04/01/2012	A	3,740,000	4,099,863

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.5%
Huntsville, AL Solid Wst. Disposal Auth. RRB:
5.75%, 10/01/2009	AAA	$7,865,000	9,163,433
5.75%, 10/01/2012	AAA	9,210,000	10,531,727

Washington Cnty., NE Wastewater Facs. RB, Cargill, Inc. Proj., 5.90%, 11/01/2027	A+	4,000,000	4,224,840

			23,920,000

Total Municipal Obligations			469,392,571

	Shares

SHORT-TERM INVESTMENTS 9.2%
MUTUAL FUND SHARES 9.2%
Evergreen Institutional Municipal Money Market Fund ø	48,656,841	48,656,841

Total Investments (cost $490,070,482) 97.7%		518,049,412
Other Assets and Liabilities 2.3%		12,014,610

Net Assets 100.0%		$530,064,022

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

*

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

The following table shows the percent of total investments invested by geographic location as of May 31,2003 (unaudited):

New York	11.9%
Texas	6.5%
California	5.6%
Illinois	5.6%
Pennsylvania	5.4%
Alabama	5.0%
Kansas	3.9%
Michigan	3.4%
Colorado	3.3%
Hawaii	3.3%
Massachusetts	3.3%
New Jersey	3.2%
Wisconsin	3.2%
West Virginia	2.8%
New Mexico	2.5%
Florida	2.4%
Alaska	2.1%
Oklahoma	2.0%
Tennessee	2.0%
Ohio	1.9%
Arizona	1.7%
Arkansas	1.3%
Missouri	1.3%
Connecticut	1.1%
South Dakota	1.1%
Iowa	0.9%
Minnesota	0.8%
Mississippi	0.8%
Nebraska	0.8%
North Dakota	0.7%
New Hampshire	0.5%
Louisiana	0.3%
Non-state specific	9.4%

Total	100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003

Assets
Identified cost of securities	$490,070,482
Net unrealized gains on securities	27,978,930

Market value of securities	518,049,412
Receivable for securities sold	6,584,367
Receivable for Fund shares sold	138,301
Interest receivable	7,704,669
Prepaid expenses and other assets	30,957

Total assets	532,507,706

Liabilities
Dividends payable	2,101,407
Payable for Fund shares redeemed	263,037
Advisory fee payable	22,672
Distribution Plan expenses payable	287
Due to other related parties	4,360
Accrued expenses and other liabilities	51,921

Total liabilities	2,443,684

Net assets	$530,064,022

Net assets represented by
Paid-in capital	$541,023,564
Overdistributed net investment income	(312,811)
Accumulated net realized losses on securities	(38,625,661)
Net unrealized gains on securities	27,978,930

Total net assets	$530,064,022

Net assets consists of
Class I	$516,440,420
Class IS	13,623,602

Total net assets	$530,064,022

Shares outstanding
Class I	8,390,414
Class IS	221,338

Net asset value per share
Class I	$61.55
Class IS	$61.55

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2003

Investment income
Interest	$29,529,917

Expenses
Advisory fee	2,810,150
Distribution Plan expenses	35,987
Administrative services fee	540,414
Transfer agent fees	9,022
Trustees’ fees and expenses	13,008
Printing and postage expenses	32,265
Custodian fees	140,288
Registration and filing fees	30,335
Professional fees	38,207
Other	34,783

Total expenses	3,684,459
Less: Expense reductions	(2,181)
Fee waivers	(19,303)

Net expenses	3,662,975

Net investment income	25,866,942

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(4,421,121)
Net change in unrealized gains or losses on securities	14,379,734

Net realized and unrealized gains or losses on securities	9,958,613

Net increase in net assets resulting from operations	$35,825,555

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2003		2002 (a)

Operations
Net investment income		$25,866,942		$19,404,270
Net realized losses on securities		(4,421,121)		(6,814,886)
Net change in unrealized gains or losses on securities		14,379,734		(8,577,478)

Net increase in net assets resulting from operations		35,825,555		4,011,906

Distributions to shareholders from
Net investment income
Class I		(25,410,914)		(19,068,655)
Class IS		(660,677)		(347,339)

Total distributions to shareholders		(26,071,591)		(19,415,994)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	863,002	52,446,431	609,671	36,956,318
Class IS	208,147	12,619,934	129,173	7,882,146

		65,066,365		44,838,464

Net asset value of shares issued in reinvestment of distributions
Class I	1,247	75,851	641	38,887
Class IS	6,440	391,629	3,159	191,587

		467,480		230,474

Payment for shares redeemed
Class I	(1,422,380)	(86,372,146)	(947,118)	(57,426,157)
Class IS	(185,968)	(11,298,952)	(90,946)	(5,573,811)

		(97,671,098)		(62,999,968)

Net decrease in net assets resulting from capital share transactions		(32,137,253)		(17,931,030)

Total decrease in net assets		(22,383,289)		(33,335,118)
Net assets
Beginning of period		552,447,311		585,782,429

End of period		$530,064,022		$552,447,311

Overdistributed net investment income		$(312,811)		$(108,162)

(a)

For the eight months ended May 31,2002.The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2002.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended September 30, 2001

Operations
Net investment income		$30,205,264
Net realized losses on securities		(1,771,462)
Net change in unrealized gains or losses on securities		17,859,289

Net increase in net assets resulting from operations		46,293,091

Distributions to shareholders from
Net investment income
Class I		(29,859,411)
Class IS		(379,376)

Total distributions to shareholders		(30,238,787)

	Shares
Capital share transactions
Proceeds from shares sold
Class I	1,067,013	65,577,371
Class IS	102,714	6,332,825

		71,910,196

Net asset value of shares issued in reinvestment of distributions
Class I	943	58,014
Class IS	3,311	204,028

		262,042

Payment for shares redeemed
Class I	(1,896,257)	(116,378,187)
Class IS	(83,089)	(5,105,112)

		(121,483,299)

Net decrease in net assets resulting from capital share transactions		(49,311,061)

Total decrease in net assets		(33,256,757)
Net assets
Beginning of period		619,039,186

End of period		$585,782,429

Overdistributed net investment income		$(96,438)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS continued

d.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e.  Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended May 31, 2003, the investment advisor waived its fees in the amount of $19,303 which represents 0.00% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.  DISTRIBUTION PLAN

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

NOTES TO FINANCIAL STATEMENTS continued

5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $118,111,451 and $191,378,500, respectively, for the year ended May 31, 2003.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $490,070,482. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,773,612 and $5,794,682, respectively, with a net unrealized appreciation of $27,978,930.

As of May 31, 2003, the Fund had $38,625,661 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$8,498,463	$16,804,911	$2,023,822	$11,298,465

6.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with certain other funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2003, the Fund did not participate in the interfund lending program.

7.  DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed Exempt-Interest Income	Unrealized Appreciation	Capital Loss Carryover

$312,811	$27,978,930	$38,625,661

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2003	2002(a)

Ordinary Income	$53,653	$165,943
Exempt-Interest Income	26,017,938	19,250,051

(a)

For the eight months ended May 31, 2002. The fund changed its fiscal year end from September 30, to May 31, effective May 31, 2002.

8.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $2,181, which represents 0.00% of its average daily net assets.

9.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

10.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2003, the Fund had no borrowings under this agreement.

11.  REORGANIZATION

On May 30, 2003, shareholders of Evergreen Offit National Municipal Bond Fund voted to approve the acquisition of the assets and identified liabilities of Evergreen Offit National Municipal Bond Fund by the Fund in a tax-free exchange for shares of the Fund. Upon completion of this transaction, Class A, B, C and I shareholders of Evergreen Offit National Municipal Bond Fund will become shareholders of Class A, B, C and I shares, respectively, of the Fund. Class A, B and C shares of the Fund have been registered with the SEC and are currently not operational. These shares will become operational upon the completion of this transaction. In addition, as a result of this transaction, the new combined fund will adopt the accounting and performance history of Evergreen Offit National Municipal Bond Fund. This transaction will occur on or about July 11, 2003.

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Intermediate Municipal Bond Fund, a series of Evergreen Select Fixed Income Trust, as of May 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Intermediate Municipal Bond Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 3, 2003

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.80%.

TRUSTEES AND OFFICERS

TRUSTEES (1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co. –South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA (2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro (3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel (4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce (4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of May 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566603 7/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 — Principal Accountant Fees and Services

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 — Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 — [Reserved]

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 — [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: July 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: July 31, 2003

By: ________________________

Carol A. Kosel

Principal Financial Officer

Date: July 31, 2003